As filed with the Securities and Exchange Commission on February 6, 2018.

File Nos.
002-75925
811-03395

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 53 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 54 (X)

FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 5th day of February, 2018.

   FRANKLIN FEDERAL TAX-FREE INCOME FUND (Registrant)

                                    *By: /s/Karen L. Skidmore_

                                          Karen L. Skidmore

                                          Vice President and

                                          Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	Chief Executive Officer-Investment Management Dated: February 5, 2018

MATTHEW T. HINKLE* Matthew T. Hinkle	Chief Executive Officer-Finance and Administration Dated: February 5, 2018

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: February 5, 2018

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: February 5, 2018

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: February 5, 2018

TERRENCE J. CHECKI* Terrence J. Checki	Trustee Dated: February 5, 2018
EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: February 5, 2018

GREGORY E. JOHNSON * Gregory E. Johnson	Trustee Dated: February 5, 2018

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: February 5, 2018

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: February 5, 2018

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: February 5, 2018

JOHN B. WILSON* John B. Wilson	Trustee Dated: February 5, 2018

By:   /s/Karen L. Skidmore_

Karen L. Skidmore

      Attorney-in-Fact

      (Pursuant to Power of Attorney Previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase